Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
Dreyfus Emerging Asia Fund (Prospectus Summary): | Dreyfus Emerging Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DREYFUS EMERGING ASIA FUND
Supplement Text	ck0000881773_SupplementTextBlock

                                                                          December 9, 2011

DREYFUS EMERGING ASIA FUND

Supplement to Current Prospectus

The following information supplements and supersedes any contrary information contained in the prospectus for the above-referenced fund (the “Fund”).

The Dreyfus Corporation has contractually agreed, until July 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.65%.

Dreyfus Emerging Asia Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEAAX
Dreyfus Emerging Asia Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEACX
Dreyfus Emerging Asia Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEAIX